Intangible assets, net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net	Intangible assets, net
Accounting Policy
Intangible assets include brands, intellectual property, developed technology, customer relationships, and other intangible assets not yet available for use. These finite-lived intangible assets are stated at cost, less accumulated amortization and accumulated impairment losses. Amortization is calculated using the straight-line method based on the estimated useful lives of the assets.
Finite-lived intangible assets are assessed for impairment, annually or whenever there is an indication that the balance sheet carrying amount may not be recoverable using cash flow projections for the useful life.
The following table shows the respective useful lives for intangible assets:

Category	Estimated useful life
Brands	20 years
Intellectual property	3–10 years
Developed technology	6–15 years
Customer relationships	8–18 years
Other	2–10 years
As of December 31, 2022, intangible assets consist mainly of brands, intellectual property, developed technology and customer relationships obtained from the acquisitions of HMI (2016) and Cymer (2013):

€, in millions	Brands	Intellectual property	Developed technology	Customer relationships	Other	Total
Cost
Balance at January 1, 2021	38.9	144.8	1,230.1	228.6	145.9	1,788.3
Additions	—	—	—	—	45.6	45.6
Divestment	—	—	(9.9)	—	(0.8)	(10.7)
Disposals	—	—	—	—	(0.5)	(0.5)
Effect of changes in exchange rates	—	—	—	—	(0.2)	(0.2)
Balance at December 31, 2021	38.9	144.8	1,220.2	228.6	190.0	1,822.5
Additions	—	1.5	—	—	32.5	34.0
Disposals	—	—	—	—	(1.6)	(1.6)
Effect of changes in exchange rates	—	0.8	—	—	1.6	2.4
Balance at December 31, 2022	38.9	147.1	1,220.2	228.6	222.5	1,857.3

Accumulated amortization
Balance at January 1, 2021	11.1	78.8	510.7	95.9	42.9	739.4
Amortization	1.9	8.4	84.2	12.7	25.8	133.0
Divestment	—	—	(0.9)	—	(0.4)	(1.3)
Disposals	—	—	—	—	(0.4)	(0.4)
Effect of changes in exchange rates	—	—	—	—	(0.3)	(0.3)
Balance at December 31, 2021	13.0	87.2	594.0	108.6	67.6	870.4
Amortization	1.9	8.6	83.4	12.7	28.5	135.1
Impairment charges	—	—	—	—	9.2	9.2
Disposals	—	—	—	—	(1.4)	(1.4)
Effect of changes in exchange rates	—	—	—	—	1.6	1.6
Balance at December 31, 2022	14.9	95.8	677.4	121.3	105.5	1,014.9

Carrying amount
December 31, 2021	25.9	57.6	626.2	120.0	122.4	952.1
December 31, 2022	24.0	51.3	542.8	107.3	117.0	842.4
The Consolidated Statements of Operations include the following amortization charges:

Year ended December 31 (€, in millions)	2020	2021	2022
Cost of Sales	101.8	107.8	105.9
R&D Costs	12.0	14.5	18.2
SG&A	9.7	10.7	11.0
Total Amortization	123.5	133.0	135.1
As of December 31, 2022, the intangible assets not yet available for use, as included in Other, amount to €34.0 million (2021: €23.6 million) and are allocated to Reporting Unit ASML.
During 2022 we recorded €9.2 million impairment charges (2021: €0.0 million; 2020: €0.0 million).
As of December 31, 2022, the estimated amortization expenses for intangible assets for the next five years and thereafter is as follows:

€, in millions	Amount
2023	130.8
2024	124.8
2025	119.3
2026	113.0
2027	109.1
Thereafter	245.4
Total	842.4